Due to Banks (Tables)	12 Months Ended
Dec. 31, 2024
Categories of financial liabilities [abstract]
Summary of Due to Banks

	2023	2024
Recorded at amortized cost:
Repurchase agreements	154	24,151
Time deposits of banks and other financial institutions	-	323

Total due to banks	154	24,474